EQUITY	12 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

NOTE 12 – EQUITY

Common Shares

Dogness was established under the laws of BVI on July 11, 2016. The original authorized number of common shares was 15,000,000 shares with par value of $0.002 each. On April 26, 2017, Shareholders of the Company held a meeting (the “Meeting”) and approved the following resolutions: (i) increase the authorized number of common shares to 100,000,000 shares with par value of $0.002 each, of which 15,000,000 were issued and outstanding; and (ii) reclassify the currently issued and outstanding common shares into two classes, Class A common shares and Class B common shares, which have equal economic rights but unequal voting rights, pursuant to which Class A common shares receive one vote each and Class B common shares receive three votes each.

On October 22, 2022, Shareholders of the Company held a meeting and approved a change to the maximum number of shares that the Company is authorized to issue from 100,000,000 made up of two classes with a par value of $0.002 each being 90,931,000 Class A Shares and 9,069,000 Class B Shares to 110,000,000 made up of two classes with a par value of $0.002 each, being 90,931,000 Class A shares and 19,069,000 Class B shares

On November 6, 2023, the Company announced (i) a share consolidation of the Company’s issued and outstanding Class A common shares at the ratio of twenty-for-one and (ii) an amendment of the Company’s Memorandum and Articles of Association to change its authorized shares from 90,931,000 Class A Shares with $0.002 par value per share and 19,069,000 Class B common shares with $0.002 par value per share to an unlimited number of authorized Class A common shares and Class B common shares, each without par value. On November 15, 2023, the Company paid cash to certain minor shareholders and cancelled 196 shares due to share consolidation reconciliation. All historical share and per share amounts in these financial statements have been retroactively adjusted to reflect the share consolidation.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 12 – EQUITY (continued)

Equity Financing

January 2021 equity financing

On January 20, 2021, the Company closed a securities purchase agreement with certain institutional investors for the sale of 172,757Class A common shares in a registered offering at the price of $43.0 per common share. After the payment of expenses, the Company received approximately $6.6 million in net proceeds from the sale of the common shares.

July 2021 equity financing

On July 19, 2021, the Company closed a securities purchase agreement with certain institutional investors for the sale of 108,906 Class A common shares in a registered offering at the price of $36.4 per common share. After payment of expenses, the Company received approximately $3.5 million in net proceeds from the sale of the common shares.

February 2022 equity financing

On February 24, 2022, the Company closed a securities purchase agreement with certain institutional investors for the sale of 98,313 Class A common shares in a registered offering at the price of $57.6 per common share. After payment of expenses, the Company received approximately $4.7 million in net proceeds from the sale of the common shares.

June 2022 equity financing

On June 3, 2022, the Company closed a securities purchase agreement with certain institutional investors for the sale of 181,818 Class A common shares in a registered offering at the price of $66.0 per common share. After payment of expenses, the Company received approximately $10.9 million in net proceeds from the sale of the common shares.

May 2024 equity financing

On May 9, 2024, the Company entered into a securities purchase agreement with certain purchasers, pursuant to which the Company agreed to issue and sell to the purchasers an aggregate of 2,000,000 Class A common shares without par value, at a price of $2.50 per share for aggregate gross proceeds of $5.0 million. The Transaction was closed on May 16, 2024. After payment of expenses, net proceeds from the transaction approximately $4.9 million.

Common Shares Issued for Service

On April 15, 2021, the Company signed a consulting agreement with Real Miracle Investments Limited (“Real Miracle’) to provide strategic business and marketing consulting services to the Company for nine months from April 15, 2021. As the consideration for the service, Real Miracle is entitled to receive 12,500 of the Company’s Class A common shares within ten days upon signing the agreement. On April 28, 2021, these shares were issued to Real Miracle. These shares were measured at $387,500 which was based on the value of the Company’s Class A common shares at the agreement date and amortized over the service period.

On December 15, 2022, the Company signed a consulting agreement with Real Miracle Investments Limited (“Real Miracle’) to provide strategic business and marketing consulting services to the Company for nine months from December 15, 2022. As the consideration for the service, Real Miracle is entitled to receive 15,000 of the Company’s Class A common shares within ten days upon signing the agreement. On December 19, 2022, these shares were issued to Real Miracle. These shares were measured at $334,500 which was based on the value of the Company’s Class A common shares at the agreement date and amortized over the service period.

On January 26, 2023, the Board adopted resolutions to grant total 75,000 Class A common shares to Mr. Silong Chen, the Chief Executive Officer of the Company as part of the annual salary. These shares shall be issued equally on January 26, 2023, 2024 and 2025. On January 26, 2023, the Company issued 25,000 Class A common shares to Mr. Silong Chen as the first tranche of the salary shares. These shares were measured at $1,455,000 which was based on the value of the Company’s Class A common shares at the granted date and amortized over the service period.

On January 26, 2023, the Board adopted resolutions to grant 7,500 Class A common shares to Dr. Yunhao Chen, the former Chief Financial Officer of the Company as part of the annual salary. These shares shall be issued equally on January 26, 2023, 2024 and 2025. On January 26, 2023, the Company issued 2,500 Class A common shares to Dr. Yunhao Chen as the first tranche of the salary shares. These shares were measured at $145,500 which was based on the value of the Company’s Class A common shares at the granted date and amortized over the service period. The unissued shares were forfeited due to the resignation of Dr. Yunhao Chen as the Company’s Chief Financial Officer on August 1, 2023.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 12 – EQUITY (continued)

As of June 30, 2024, the Company had an aggregate of 12,730,658 common shares outstanding, consisting of 3,661,658 Class A and 9,069,000 Class B common shares, respectively. As of June 30, 2023, the Company had an aggregate of 10,621,762 common shares outstanding, consisting of 1,552,762 Class A and 9,069,000 Class B common shares; respectively.

Warrants

In connection of January 2021 equity financing, warrants carry a term of thirty (30) months after the issuance date to purchase an aggregate of 86,378 common shares for $54.0 per share were issued to the investors and warrants carrying a term of thirty (30) months commencing six months after the issuance date to purchase an aggregate of 13,821 common shares for $54.0 per share were issued as commission to the placement agent in the offering. If fully exercised, the Company would receive aggregate gross proceeds from the warrants of approximately $5.4 million. These warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. 86,378 warrants to the investors were exercised during year ended June 30, 2022. The warrants to the placement agent were expired on July 15, 2023.

In connection of July 2021 equity financing, the Company also issued warrants to purchase 8,713 common shares to the placement agent exercisable at $36.4 per share with expiration date on July 15, 2024. No warrants were exercised as of June 30, 2024.

In connection of June 2022 equity financing, the Company also issued warrants to purchase 109,092 common shares to the investors at $84.0 per share with expiration date on June 3, 2024. Due to share consolidation of the Company on November 7, 2023, according to the dilution clause of the securities purchase agreement, the exercise price of such warrants was reduced from $84.0 per share to $3.02. The Company recorded modification expense of $239,308. During the year ended June 30, 2024, 109,092 warrants were exercised. Net proceeds from the transaction amounted to $329,480.

Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own shares. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. As of June 30, 2024, 8,713 warrants in connection with three equity financings as mentioned above were outstanding, with weighted average exercise price of $36.4 and weighted average remaining life of 0.04 years.

Statutory Reserve

The Company’s subsidiaries located in mainland China are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The Company did not allocate statutory reserves during the years ended June 30, 2024, 2023 and 2022 in accordance with PRC regulations. The restricted amounts as determined by the PRC statutory laws totaled $291,443 as of June 30, 2024 and 2023.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)